Expense Example {- Fidelity Contrafund K6} - 12.31 Fidelity Contrafund K6 PRO-07 - Fidelity Contrafund K6 - Fidelity Contrafund K6	Mar. 01, 2022 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567